Business Combinations (Details) $ / shares in Units, $ in Thousands									1 Months Ended		2 Months Ended	4 Months Ended	6 Months Ended			7 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Aug. 20, 2021 shares	Feb. 17, 2021 USD ($)	Dec. 11, 2020 USD ($) shares	Oct. 28, 2020 USD ($) shares	Jun. 30, 2020 USD ($)	Jun. 22, 2020 USD ($) shares	Jun. 01, 2020 USD ($) shares	Mar. 02, 2020 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Liabilities:
Goodwill										$ 52,711	$ 52,711		$ 69,333	$ 52,711		$ 52,711	$ 52,711	$ 52,711		$ 52,711
Total intangible assets		$ 24,160
Acquisition-related costs included in transaction expenses													2,419					9,944
Pro Forma Financial Data (Unaudited)
Net revenues													68,153		$ 57,290			84,770			$ 56,129
Net loss													$ (22,066)		$ (3,908)			(9,131)			$ (12,978)
Revenue volatility
Liabilities:
Total intangible assets				$ 13,400
Trademarks
Liabilities:
Total intangible assets		160
Trademarks | Revenue volatility
Liabilities:
Total intangible assets				1,200
Technology
Liabilities:
Total intangible assets		11,900
Technology | Revenue volatility
Liabilities:
Total intangible assets				6,500
Customer relationships
Liabilities:
Total intangible assets		$ 12,100
Customer relationships | Revenue volatility
Liabilities:
Total intangible assets				$ 5,700
Adcole Acquisition
Business Acquisition [Line Items]
Equity interest acquired (in percent)								100.00%
Business Combination, Consideration Transferred [Abstract]
Cash paid								$ 32,640
Purchase consideration								32,640
Assets:
Cash								156
Accounts receivable								840
Contract assets								1,427
Inventory								212
Prepaid expenses and other current assets								661
Property, plant and equipment								444
Intangible assets								9,690
Total								13,430
Liabilities:
Accounts payable								894
Accrued expenses								644
Deferred revenue								777
Total								2,315
Fair value of net identifiable assets acquired								11,115
Goodwill								21,525
Total intangible assets								$ 9,690
Goodwill deductible period								15 years					15 years
Post-acquisition net revenues												$ 3,373					8,096
Post-acquisition net income (loss)												279					(1,878)
Acquisition-related costs included in transaction expenses												$ 2,055					2,055
Adcole Acquisition | Trademarks
Liabilities:
Total intangible assets								$ 1,000
Adcole Acquisition | Technology
Liabilities:
Total intangible assets								2,400
Adcole Acquisition | Customer relationships
Liabilities:
Total intangible assets								6,100
Adcole Acquisition | In-process research and development ("IPR&D")
Liabilities:
Total intangible assets								$ 190
DSS Acquisition
Business Acquisition [Line Items]
Equity interest acquired (in percent)							100.00%
Number of Units issued | shares							1,000,000
Business Combination, Consideration Transferred [Abstract]
Cash paid							$ 3,940
Equity issued							1,000
Purchase consideration							4,940
Assets:
Cash							1,071
Accounts receivable							1,282
Contract assets							107
Inventory							39
Prepaid expenses and other current assets							37
Property, plant and equipment							710
Intangible assets							850
Other non-current assets							26
Total							4,122
Liabilities:
Accounts payable							284
Deferred revenue							188
Current Portion of long-term debt							353
Other current liabilities							1,178
Long-term debt							705
Deferred tax liabilities							458
Total							3,166
Fair value of net identifiable assets acquired							956
Goodwill							3,984						$ 3,899
Total intangible assets							850
Post-acquisition net revenues																5,381
Post-acquisition net income (loss)																(1,707)
Acquisition-related costs included in transaction expenses																434
DSS Acquisition | Trademarks
Liabilities:
Total intangible assets							150
DSS Acquisition | Customer relationships
Liabilities:
Total intangible assets							$ 700
MIS Acquisition
Business Acquisition [Line Items]
Equity interest acquired (in percent)						100.00%
Number of Units issued | shares	1,354,088					2,615,726
Earnout amount per share | $ / shares														$ 1.50						$ 1.50
Maximum MIS revenue for earnout amount														$ 40,000						$ 40,000
Maximum contingent earnout										15,000	15,000			15,000		15,000	15,000	15,000		15,000
Minimum contingent earnout										0	0			0		$ 0	$ 0	$ 0		$ 0
Earnout amount													9,939
Fair value of the contingent earnout													10,889
Business Combination, Consideration Transferred [Abstract]
Cash paid						$ 42,177
Equity issued						2,616
Contingent consideration						600
Purchase consideration						45,393
Assets:
Cash						13,559
Accounts receivable						585
Contract assets						665
Property, plant and equipment						451
Intangible assets						35,000
Other non-current assets						676
Total						50,936
Liabilities:
Accounts payable						3,689
Deferred revenue						7,128
Other current liabilities						2,749
Deferred tax liabilities						7,297
Total						20,863
Fair value of net identifiable assets acquired						30,073
Goodwill						15,320							$ 14,808
Total intangible assets						$ 35,000
Post-acquisition net revenues					$ 990									22,061
Post-acquisition net income (loss)					793									(1,186)
Acquisition-related costs included in transaction expenses					$ 4,132									$ 4,132
MIS Acquisition | Risk-free interest rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption						0.2							0.05
MIS Acquisition | Revenue discount rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption						6.5
MIS Acquisition | Revenue volatility
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption						30.0							51.7
MIS Acquisition | Earnout payment discount rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption						5.9
MIS Acquisition | Trademarks
Assets:
Intangible assets						$ 3,400
Liabilities:
Total intangible assets						3,400
MIS Acquisition | Technology
Assets:
Intangible assets						16,000
Liabilities:
Total intangible assets						16,000
MIS Acquisition | Customer relationships
Assets:
Intangible assets						15,600
Liabilities:
Total intangible assets						$ 15,600
Roccor Acquisition
Business Acquisition [Line Items]
Equity interest acquired (in percent)				100.00%
Number of Units issued | shares				1,564,531
Earnout amount													$ 225
Fair value of the contingent earnout				$ 550									550
PBR Escrow amount				466									466
PBR Variance amount				359									359
PBR Escrow contingent consideration				107									107
PBR Escrow amount paid									$ 107				107
Business Combination, Consideration Transferred [Abstract]
Cash paid				15,683
Equity issued				1,565
Contingent consideration				657
Purchase consideration				17,905
Assets:
Cash				6,161
Accounts receivable				517
Contract assets				1,797
Property, plant and equipment				1,128
Intangible assets				13,400
Other non-current assets				361
Total				23,364
Liabilities:
Accounts payable				1,880
Deferred revenue				3,240
Other current liabilities				5,112
Deferred tax liabilities				1,952
Total				12,184
Fair value of net identifiable assets acquired				11,180
Goodwill				6,725									$ 6,041
Total intangible assets				$ 13,400
Post-acquisition net revenues											5,003
Post-acquisition net income (loss)											338
Acquisition-related costs included in transaction expenses											$ 1,838
Roccor Acquisition | Risk-free interest rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption				0.1									0.1
Roccor Acquisition | Revenue discount rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption				7.0									7.0
Roccor Acquisition | Revenue volatility
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption				30.0									30.0
Roccor Acquisition | Earnout payment discount rate
Business Acquisition [Line Items]
MIS Black-Scholes OPM Assumption				4.0									4.0
Roccor Acquisition | Revenue less than $30,000
Business Acquisition [Line Items]
Earnout amount				$ 0															$ 0
Roccor Acquisition | Revenue equal to or greater than $30,000 thousand but less than $40,000 thousand
Business Acquisition [Line Items]
Earnout amount				1,000															1,000
Roccor Acquisition | Revenue equal to or greater than $40,000 thousand
Business Acquisition [Line Items]
Earnout amount				2,000															$ 2,000
Roccor Acquisition | Trademarks
Liabilities:
Total intangible assets				1,200
Roccor Acquisition | Technology
Liabilities:
Total intangible assets				6,500
Roccor Acquisition | Customer relationships
Liabilities:
Total intangible assets				$ 5,700
LoadPath Acquisition
Business Acquisition [Line Items]
Equity interest acquired (in percent)			100.00%
Number of Units issued | shares			800,000
Business Combination, Consideration Transferred [Abstract]
Cash paid			$ 7,598
Equity issued			800
Purchase consideration			8,398
Assets:
Cash			995
Accounts receivable			1,208
Contract assets			187
Prepaid expenses and other current assets			2
Property, plant and equipment			42
Intangible assets			4,230
Total			6,664
Liabilities:
Accounts payable			334
Deferred revenue			394
Other current liabilities			1,203
Deferred tax liabilities			1,148
Total			3,079
Fair value of net identifiable assets acquired			3,585
Goodwill			4,813
Total intangible assets			4,230
Post-acquisition net revenues										245
Post-acquisition net income (loss)										(32)
Acquisition-related costs included in transaction expenses										$ 1,485
LoadPath Acquisition | Trademarks
Liabilities:
Total intangible assets			560
LoadPath Acquisition | Technology
Liabilities:
Total intangible assets			370
LoadPath Acquisition | Customer relationships
Liabilities:
Total intangible assets			$ 3,300